INCOME TAXES - Deferred tax assets and liabilities (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Tax credits	$ 6,882	$ 3,856
Accrued liabilities	5,576	486
Stock compensation	1,457	365
Intangibles	0	40
Deferred rent	74	78
Other	276	234
Total gross deferred tax assets	14,265	5,059
Less: Valuation allowance	(1,002)	0	$ 0
Total deferred tax asset	13,263	5,059
Deferred tax liabilities:
Intangibles	185	0
Property and equipment	12,457	8,123
Prepaid taxes	482	365
Total deferred tax liabilities	13,124	8,488
Deferred tax asset, net	$ 139
Deferred tax (liability), net		$ (3,429)